Listing of companies in the Group - Subsidiaries held by BW LPG India Pte. Ltd. (Details)	Dec. 31, 2025	Dec. 31, 2024
BW LPG India Pte. Ltd. | BW Global United LPG India Private Limited
Listing of companies in the Group
Effective equity holding	52.00%	52.00%